ACCOUNTS PAYABLE AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS PAYABLE AND OTHER.
Operating accrued liabilities	2,939	3,577
Trade payables	414	300
Construction payables	746	1,188
Current derivative liabilities (Note 23)	1,020	837
Contractor holdbacks	368	211
Taxes payable	555	176
Security deposits	63	65
Asset retirement obligations	53
Other	286	310
Accounts payable and other liabilities	6,444	6,664